Provisions - Schedule of Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Provisions [line items]
Environmental rehabilitation costs	$ 281.5	$ 283.1	$ 283.1	$ 289.6	$ 281.5
Silicosis settlement costs				25.1	31.9
Other				4.8	7.9
Total provisions				$ 319.5	$ 321.3
Environmental rehabilitation costs Balance at beginning of the year	281.5	283.1
Changes in estimates - continuing operations	23.2	(5.4)
Changes in estimates - discontinued operations	0.0	0.0
Interest expense - continuing operations	11.7	12.1	10.7
Interest expense - discontinued operations	0.0	0.2
Payments	(9.6)	(8.1)
Disposal of subsidiary	0.0	(12.9)
Translation adjustment	(17.2)	12.5
Environmental rehabilitation costs balance at end of the year	289.6	281.5	$ 283.1
Total gross closure cost estimates	399.9	381.0
South Africa [member]
Disclosure of Provisions [line items]
Total gross closure cost estimates	41.8	41.8
Ghana [member]
Disclosure of Provisions [line items]
Total gross closure cost estimates	100.4	98.1
Australia [member]
Disclosure of Provisions [line items]
Total gross closure cost estimates	178.2	179.2
Peru [member]
Disclosure of Provisions [line items]
Total gross closure cost estimates	79.1	61.9
CHILE
Disclosure of Provisions [line items]
Total gross closure cost estimates	$ 0.4	$ 0.0